Shareholder Report, Average Annual Return (Details)						12 Months Ended	17 Months Ended
		Dec. 06, 2023	Nov. 07, 2023	Jan. 19, 2023	Dec. 14, 2022	Jun. 30, 2024	Jun. 30, 2024
WisdomTree 3-7 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				0.77%		2.63%
WisdomTree 3-7 Year Treasury Digital Fund | Solactive US 3-7 Year Treasury Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				1.19%		3.26%
WisdomTree 3-7 Year Treasury Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				1.10%		2.95%
WisdomTree 500 Digital Fund | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				27.49%		24.56%
WisdomTree 500 Digital Fund | WisdomTree 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				28.86%		25.84%
WisdomTree 500 Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				28.86%		25.77%
WisdomTree 7-10 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				0.77%		2.63%
WisdomTree 7-10 Year Treasury Digital Fund | Solactive US 7-10 Year Treasury Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.39%)		0.38%
WisdomTree 7-10 Year Treasury Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.35%)		0.24%
WisdomTree Floating Rate Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				0.77%		2.63%
WisdomTree Floating Rate Treasury Digital Fund | Solactive US Treasury Floating Rate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				5.46%		5.62%
WisdomTree Floating Rate Treasury Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				5.39%		5.52%
WisdomTree Government Money Market Digital Fund | ICE US 1-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]		3.49%
WisdomTree Government Money Market Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]		3.38%
WisdomTree Long Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				0.77%		2.63%
WisdomTree Long Term Treasury Digital Fund | Solactive US 20+ Year Treasury Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				(7.54%)		(6.95%)
WisdomTree Long Term Treasury Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				(7.47%)		(7.12%)
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						2.63%	0.77%
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Composite Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						4.65%	2.95%
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Enhanced Yield Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						5.34%	3.50%
WisdomTree Short-Duration Income Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						5.60%	4.24%
WisdomTree Short-Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					1.72%	2.63%
WisdomTree Short-Term Treasury Digital Fund | Solactive US 1-3 Year Treasury Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					3.47%	4.54%
WisdomTree Short-Term Treasury Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					3.18%	4.14%
WisdomTree Siegel Global Equity Digital Fund | MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.84%
WisdomTree Siegel Global Equity Digital Fund | MSCI ACWI Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.84%
WisdomTree Siegel Global Equity Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.54%
WisdomTree Siegel Longevity Digital Fund | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]					20.53%
WisdomTree Siegel Longevity Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]					10.40%
WisdomTree Siegel Longevity Digital Fund | 75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						9.30%
WisdomTree Siegel Moderate Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]					8.85%
WisdomTree Siegel Moderate Digital Fund | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]					20.53%
WisdomTree Siegel Moderate Digital Fund | 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]					7.80%
WisdomTree Technology and Innovation 100 Digital Fund | S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				27.49%		24.56%
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				53.54%		39.17%
WisdomTree Technology and Innovation 100 Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				53.64%		39.21%
WisdomTree TIPS Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				0.77%		2.63%
WisdomTree TIPS Digital Fund | Solactive US Treasury Inflation-Linked Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				1.90%		2.89%
WisdomTree TIPS Digital Fund | Fund NAV Returns [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent				1.59%		2.22%

[1]	Returns of less than one year are cumulative.
[2]	Returns of less than one year are cumulative.
[3]	Returns of less than one year are cumulative.